Note 13 - Accounts Payable and Accrued Expenses - Summary of Accounts Payable and Accrued Expense (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounts payable	$ 13,978	$ 12,142	$ 1,200
Accrued wages and payroll liabilities	378	200	23
Accrued PBM fees	366	571	0
Customer deposits payable	54	76	86
Accrued other liabilities	117	187	41
Total	$ 14,893	$ 13,176	$ 1,523